EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.03 Schedule 5

Report Pulled:	1/5/2026
Loan Count:	740
Fields Reviewed	Discrepancy Count	Percentage
LTV	2	0.27%
Maturity Date	131	17.70%
Original Interest Rate	1	0.14%
Original Loan Amount	19	2.57%
Origination/Note Date	18	2.43%
Originator Back-End DTI	12	1.62%
Property Type	9	1.22%